Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense

The components of the income tax expense are as follows:

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017

Current	$7,243	$151,153	$672,205
Deferred	-	(1,853,280)	(38,890)
Total	$7,243	$(1,702,127)	$633,315

Schedule of Income Tax Reconciliation

Reconciliation of the income tax expenses at the PRC statutory EIT rate of 25% for the years ended December 31, 2019, 2018 and 2017 and the Company’s effective income tax expenses is as follows:

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
(Loss)profit before income taxes	$(61,988,515)	$(5,520,864)	$24,681,499
PRC statutory EIT rate	25%	25%	25%
Income tax (benefit) expenses computed at statutory EIT rate	(15,497,129)	(1,380,216)	6,170,375
Reconciling items:
Valuation allowance	1,798,398	-	2,505
Effect of tax holidays	93,455	(2,209,107)	(5,617,858)
Temporary difference	13,369,701	1,586,726	-
Permanent difference	242,818	300,470	78,293
Income tax (benefit) expense	7,243	(1,702,127)	633,315

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred income tax assets and liabilities consist of follows:

	As of December 31, 2019	As of December 31, 2018

Deferred income tax assets	1,798,398	-
Net operating loss carry forwards	$-	$1,798,398
Total Deferred income tax assets	-	1,798,398
Less: Valuation allowance	(1,798,398)	-
Net deferred income tax assets	$-	$1,798,398

	As of December 31, 2019	As of December 31, 2018
Deferred income tax liabilities
Intangible assets from business combination	$-	$-
Total deferred income tax liabilities	$-	$-

Schedule of Tax Payable

Taxes payable consisted of the following:

	As of December 31, 2019	As of December 31, 2018

Corporate income tax payable	$423,563	$758,136
Value added tax payable	548,276	2,938
Other surtaxes payable	14,356	37,925
Total	$986,195	$798,999